Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases
Summary of balance sheet amounts relating to leases

	June 30,	December 31,
	2019	2018
	DKK'000	DKK'000
Right-of-use assets
Properties	185,867	—
Equipment	5,112	—
		—
Total right-of-use assets	190,979	—
		—
Lease liabilities		—
Current	31,237	—
Non-current	162,811	—
		—
Total lease liabilities	194,048	—

Summary of statement of comprehensive income amounts relating to leases

	6 Months Ended	6 Months Ended
	June 30, 2019	June 30, 2018
	DKK'000	DKK'000
Depreciation charge of right-of-use assets
Properties	13,150	—
Equipment	639	—

Total depreciation charge of right-of-use assets	13,789	—

Interest expense	3,607	—
Expense relating to short-term leases	1,437	—